CONVERTIBLE SENIOR NOTES (Details)	1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended				1 Months Ended	12 Months Ended
	Sep. 20, 2013	Dec. 31, 2013	May 17, 2011 Capped Call Option [Member] USD ($)	Dec. 31, 2013 Capped Call Option [Member] CNY	Dec. 31, 2012 Capped Call Option [Member] CNY	Dec. 31, 2011 Capped Call Option [Member] CNY	May 17, 2011 Capped Call Option [Member] CNY	May 17, 2011 Convertible Senior Notes [Member] USD ($)	Dec. 31, 2013 Convertible Senior Notes [Member] CNY	Dec. 31, 2012 Convertible Senior Notes [Member] CNY	Dec. 31, 2011 Convertible Senior Notes [Member] CNY	Dec. 31, 2011 Convertible Senior Notes [Member] USD ($)
Debt Instrument [Line Items]
Aggregate principal amount								$ 125,000,000
Debt issuance date											May 17, 2011
Debt maturity date		Dec. 31, 2015									May 15, 2016
Stated interest rate	5.00%							4.00%
Convertible debt, conversion rate	1							29.6307
Convertible debt, conversion price							48.21	$ 33.75
Debt covenant, ownership interest threshold								50.00%
Call feature, percentage								100.00%
Fair value of convertible notes									770,485,897	483,581,668	387,777,235
Foreign exchange gain									18,298,249	1,047,241	21,567,522
Gain from change in fair value of convertible senior notes									(305,202,478)	(96,851,674)	398,030,217
Face value of notes repurchased												2,000,000
Percentage of notes repurchased											1.60%
Percentage of price redeemed at											41.00%
Premium paid for derivative			18,000,000
Derivative, fair value				107,223,601	16,131,208	16,408,445
Change in fair value of convertible senior notes and capped call option				92,295,905	(309,052)	(98,282,510)